Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2024	2023	2022
Income:
Exchange differences, net	$-	$-	1,524
Remeasurement of warrants liabilities	91	4,024	711
Bank deposits	100	79	-
Finance income in respect of loans from others	-	3,845	3,051
	191	7,948	286
Expenses:

Exchange differences, net	84	933	-
Finance expense, net	1,422	3,801	-
Bank commissions and other financial expenses	10	8	21
	1,516	4,742	21

Total financial income (expenses), net	$1,325	$3,206	5,265